Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Blend Fund, Inc.
Entity Central Index Key	0000356683
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM Jennison Blend Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class A
Trading Symbol	PBQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 1,067,022,038
Holdings Count | Holdings	282
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class C
Trading Symbol	PRECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$89	1.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.77%
Net Assets	$ 1,067,022,038
Holdings Count | Holdings	282
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class Z
Trading Symbol	PEQZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,067,022,038
Holdings Count | Holdings	282
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class R6
Trading Symbol	PBQQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 1,067,022,038
Holdings Count | Holdings	282
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 1,067,022,038
Number of fund holdings	282
Portfolio turnover rate for the period	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Software	8.1%
Banks	7.9%
Semiconductors & Semiconductor Equipment	7.3%
Pharmaceuticals	5.0%
Interactive Media & Services	5.0%
Biotechnology	4.2%
Aerospace & Defense	3.8%
Consumer Staples Distribution & Retail	3.5%
Broadline Retail	3.4%
Entertainment	3.3%
Oil, Gas & Consumable Fuels	3.2%
Insurance	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.8%
Financial Services	2.4%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Machinery	2.1%
Hotels, Restaurants & Leisure	2.0%
Automobiles	1.4%
Multi-Utilities	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Chemicals	1.2%
Commercial Services & Supplies	1.2%
Building Products	1.2%
Industry Classification	% of Net Assets
Health Care Providers & Services	1.2%
Ground Transportation	1.1%
Residential REITs	1.0%
Household Durables	0.9%
Communications Equipment	0.9%
Professional Services	0.8%
IT Services	0.8%
Trading Companies & Distributors	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Electric Utilities	0.7%
Passenger Airlines	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Personal Care Products	0.6%
Industrial Conglomerates	0.6%
Metals & Mining	0.6%
Retail REITs	0.6%
Media	0.5%
Food Products	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets